Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Revenue:
Trading and transaction fees	$ 422	$ 432	$ 874
Income on service revenue	35
Equity Loss on investment in associate	(651)	(591)
Sales of digital assets		11,380	8,724
Cost of digital assets		(11,380)	(8,758)
Change in revaluation of digital assets		235	(188)
Net gain on digital assets		235	(222)
Total income (loss)	(194)	76	652
Operating income (expenses):
Research and development	(3,082)	(3,319)	(5,306)
Sales and marketing	(3,112)	(3,876)	(6,512)
General and administrative	(6,712)	(9,107)	(11,514)
Other expense		(1,618)
Change in fair value of INX Token warrant liability	936	204	8,294
Total operating expenses	(11,970)	(17,716)	(15,038)
Loss from operations	(12,164)	(17,640)	(14,386)
Unrealized gain on INX Tokens issued	28,394	3,775	226,044
Finance income	2,363	1,682	773
Financial expenses	(195)	(182)	(639)
Income (loss) before tax	18,398	(12,365)	211,792
Tax income (expense)	(1)	20	(58)
Net income (loss) from continuing operations	18,397	(12,345)	211,734
Income (loss) from discontinued operation	105	290	(400)
Gain from sale of discontinued operation	1,145
Net income (loss) from discontinued operation	1,250	290	(400)
Net income (loss)	19,647	(12,055)	211,334
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Realized (gain) loss on securities at fair value through other comprehensive income (loss) reclassification adjustment into net income (loss)	(265)	77	424
Unrealized gain on investments at fair value through other comprehensive income (loss)	600	1,086	(1,353)
Realized gain on investments – Sale of Subsidiary	356
Adjustments arising from translating financial statements from functional currency to presentation currency	44	(53)	(513)
Total other comprehensive income	735	1,110	(1,442)
Total comprehensive income (loss)	$ 20,382	$ (10,945)	$ 209,892
Earnings (loss) per share, basic and diluted
From continuing operation (in Dollars per share)	$ 0.39	$ (0.26)	$ 4.53
From discontinued operation (in Dollars per share)	0.02	0.01	(0.01)
Earnings (loss) per share, basic (in Dollars per share)	0.41	(0.25)	4.52
Earnings (loss) per share, diluted (in Dollars per share)	$ 0.41	$ (0.25)	$ 4.52
Weighted average number of shares outstanding, basic (in Shares)	47,635,875	47,635,875	46,767,930
Weighted average number of shares outstanding, diluted (in Shares)	47,635,875	47,635,875	46,767,930
Service revenue
Revenue:
Income on service revenue	$ 871	$ 976
Cost of services
Revenue:
Income on service revenue	$ (836)	$ (976)

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.